HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX
Highland Total Return Fund	HTAAX	HTACX	HTAYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2016 to the Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as revised June 22, 2016, and as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The second paragraph of the section of the SAI entitled “PORTFOLIO HOLDINGS” is deleted in its entirety and replaced with the following:

The top five portfolio holdings of each Fund are published in the Funds’ Fact Sheets, which are posted to the Trust’s website, www.highlandfunds.com, on a quarterly basis. The day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds. In addition, certain service providers to the Funds, Adviser, Sub-Adviser, Transfer Agent or Underwriter, such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Funds, Transfer Agents and entities providing contingent deferred sales charge (“CDSC”) financing, may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 15 days after month end. If a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of that Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 15 days after month end.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.

HFII-SUP-11/1/16

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